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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2005
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         St. Paul Travelers Companies, Inc.
                 -------------------------------
   Address:      385 Washington Street
                 -------------------------------
                 St. Paul, MN  55102-1396
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-62
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Bruce Backberg
         -------------------------------
Title:   Corporate Secretary
         -------------------------------
Phone:   (651) 310-7916
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Bruce Backberg,        St. Paul, Minnesota,   November 10, 2005
   ----------------------------    --------------------   -----------------
           [Signature]                 [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 27
                                        --------------------

Form 13F Information Table Value Total:  105,756
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.     Form 13F File Number     Name

    01      28-29                    ST. PAUL FIRE AND MARINE INSURANCE COMPANY
    -----   -----------------        ------------------------------------------

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                      FORM 13F INFORMATION TABLE


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ -------- ------------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT   OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION  MANAGERS  SOLE    SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ -------- ------- --------- ------
CELANESE CORP DEL PFD
4.25% CONV                         PREF    150870202      694    26,300   SH          SHARED                          26,300

CINCINNATI BELL INC PFD
STK                                PREF    171871403       96     2,200   SH          SHARED                           2,200

CITIGROUP INVST CORP
LOAN FD                            COMM    17307C107   12,897   988,300   SH          SHARED                         988,300

CONSECO INC SER B 5.50%            PREF    208464867      650    24,300   SH          SHARED                          24,300

CRIIMI MAE PFD B CONV$25           PREF    226603207       46     1,800   SH          SHARED                           1,800

DOBSON COMMUNICATIONS
CORP                               COMM    256069105      754    98,142   SH          SHARED                          98,142

DYAX  CORP                         COMM    26746E103        1       255   SH          SHARED                             255

EMMIS COMMS CORP SER A             PREF    291525202      117     2,700   SH          SHARED                           2,700

(R) FEDERAL NATIONAL
MORTGAGE                           COMM    313586109        5       101   SH          SHARED                             101

FORD MOTOR CO CAP
TR II 6.50%                        PREF    345395206    1,265    34,700   SH          SHARED                          34,700

GEN MOTORS CORP 5.25               PREF    370442733      662    38,300   SH          SHARED                          38,300

GENVEC INC                         COMM    37246C109      470   229,380   SH          SHARED                         229,380

IMPAX LABORATORIES INC             COMM    45256B101    1,346   111,000   SH          SHARED                         111,000

INSURED MUN INCOME FD              COMM    45809F104    1,147    87,100   SH          SHARED                          87,100

MEDIWARE INFORMATION
SYSTEMS                            COMM    584946107      934   116,110   SH          SHARED                         116,110

MUNIENHANCED FUND                  COMM    626243109      501    43,600   SH          SHARED                          43,600

MUNIVEST FUND                      COMM    626295109      571    57,400   SH          SHARED                          57,400

MUNIYIELD QUALITY
FD II INC                          COMM    62630T104      938    70,500   SH          SHARED                          70,500

NATL WESTMINSTER BK PLC
SER C                              PREF    638539882   14,956   575,000   SH          SHARED                         575,000

NUVEEN QUAL INCM MUN FD
INC                                COMM    670977107    1,078    74,300   SH          SHARED                          74,300

ON2 TECHNOLOGIES INC               COMM    68338A107    1,693 1,992,144   SH          SHARED                       1,992,144

ROYAL BK OF SCOTLAND
PLC 8.0                            PREF    780097861    2,159    83,700   SH          SHARED                          83,700

ST PAUL TRAVELERS
COMPANIES                          COMM    792860108      223     4,967   SH          SHARED                           4,967

ST PAUL TRAVELERS
COMPANIES                          COMM    792860108   35,788   797,600   SH          SOLE                 797,600

SPACEHAB INC                       COMM    846243103      181   157,000   SH          SHARED                         157,000

(R) TRANSCEND SERVICES
INC                                COMM    893929208      336   138,073   SH          SHARED                         138,073

MAX RE CAPITAL LTD                 COMM    G6052F103   26,248 1,058,833   SH          SHARED                       1,058,833